Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is comprised of the following:

	As of December 31,	As of June 30,
	2024	2025	2025
	HK$	HK$	US$
Accounts receivable	25,125,372	32,563,122	4,148,221
Allowance for expected credit losses	(6,263,876)	(6,709,706)	(854,750)
Total	18,861,496	25,853,416	3,293,471

Movement of allowance for expected credit losses consists of the following:

	As of December 31,	As of June 30,
	2024	2025	2025
	HK$	HK$	US$
Beginning balance	5,066,546	6,263,876	797,956
Addition	1,197,330	445,830	56,794
Ending balance	6,263,876	6,709,706	854,750